Significant Accounting Policies: Comprehensive Income, Policy (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Comprehensive Income, Policy	Comprehensive Income The Company has no items of other comprehensive income as of December 31, 2013, 2012 and 2011.